A CONSOLIDATED ENTITY (Details Narrative) € in Thousands, $ in Thousands					3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 24, 2025 USD ($)	Aug. 29, 2023 shares	Aug. 29, 2023 USD ($) shares	Apr. 05, 2023	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2025 EUR (€)	May 12, 2025	Jul. 27, 2023
Research and development expense					$ 9	$ 6	$ 29	$ 19	$ 369	$ 1,938
Installment amount									$ 400	400
Non controlling interests										160
Percentage of outstanding common stock after closing				16.66%
Debt amount					$ 1,229		$ 1,229				€ 1,043
Accrued interest rate									18.00%			8.00%
Italy Agreement [Member]
Percentage of outstanding common stock after closing	70.00%
Debt amount	$ 2,300
Accrued interest rate	7.00%
Description for net profit form sales	The net profit from sales of projects will be split between the parties as follows: if the selling price per megawatt (“MW”) (i) does not exceed € 30 thousand, each party will receive profits according to its pro-rata share ownership of SBI4; (ii) exceeds € 30 thousand up to € 60 thousand , per MW, SB will receive 40% of the profit (10% above its pro-rata share) and the Company will receive 60% of the profit; and (iii) exceeds € 60 thousand per MW, SB will receive 50% of the net profit (20% above its pro-rata share) and the Company will receive 50% of the net profit.
IPR&D [Member]
Research and development expense										$ 1,662
Maximum [Member]
Research and development expense			$ 1,200
Yaaran Investment [Member]
Shares, issued | shares		4,200,000	4,200,000
Share capital percentage		60.00%
Exchange capital for share price | shares		223,008
Ownership percentage													19.99%
Description of ownership percentage										the Company owns 60% of the share capital of NTWO OFF, Yaaran owns 30% and the Agricultural Research Organization - Volcani Institute owns 10%. See also note 13(15) below.
Yaaran Investment [Member] | Nitrousink Ltd [Member]
Subsidiary, ownership percentage, parent													16.66%